Financial Assets and Liabilities Measured at Fair Value Through Profit or Loss (Details 1)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, RM in Thousands, Kč in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CZK (Kč)	Dec. 31, 2018 MYR (RM)	Dec. 31, 2018 SGD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CZK (Kč)	Dec. 31, 2017 MYR (RM)	Dec. 31, 2017 SGD ($)
Sell USD / Buy NTD [member]
Derivative Financial Instrument Maturity date	2019-01
Notional amount	$ 6,858,785	$ 6,377,672	$ 223,000							$ 213,100
Sell USD / Buy NTD [member] | Top of range [member]
Derivative Financial Instrument Maturity date		2018-01
Sell USD / Buy NTD [member] | Bottom of range [member]
Derivative Financial Instrument Maturity date		2018-02
Sell USD / Buy JPY [member]
Notional amount			147,470	¥ 16,493,633						304,926	¥ 34,092,055
Sell USD / Buy JPY [member] | Top of range [member]
Derivative Financial Instrument Maturity date	2019-01	2018-01
Sell USD / Buy JPY [member] | Bottom of range [member]
Derivative Financial Instrument Maturity date	2019-04	2018-06
Sell USD / Buy CNY [member]
Notional amount			87,000		¥ 597,420					137,000		¥ 903,800
Sell USD / Buy CNY [member] | Top of range [member]
Derivative Financial Instrument Maturity date	2019-01	2018-01
Sell USD / Buy CNY [member] | Bottom of range [member]
Derivative Financial Instrument Maturity date	2019-06	2018-04
Sell EUR / Buy JPY [member]
Derivative Financial Instrument Maturity date	2019-01
Notional amount				1,536,180		€ 12,000					8,691,815		€ 65,000
Sell EUR / Buy JPY [member] | Top of range [member]
Derivative Financial Instrument Maturity date		2018-01
Sell EUR / Buy JPY [member] | Bottom of range [member]
Derivative Financial Instrument Maturity date		2018-02
Sell EUR / Buy CZK [member]
Notional amount						3,240	Kč 84,081						€ 3,280	Kč 83,502
Sell EUR / Buy CZK [member] | Top of range [member]
Derivative Financial Instrument Maturity date	2019-01	2018-01
Sell EUR / Buy CZK [member] | Bottom of range [member]
Derivative Financial Instrument Maturity date	2019-03	2018-03
Sell USD / Buy MYR [member]
Notional amount			879					RM 3,670		931					RM 3,811
Sell USD / Buy MYR [member] | Top of range [member]
Derivative Financial Instrument Maturity date	2019-01	2018-01
Sell USD / Buy MYR [member] | Bottom of range [member]
Derivative Financial Instrument Maturity date	2019-03	2018-03
Sell JPY / Buy NTD [member]
Derivative Financial Instrument Maturity date		2018-01
Notional amount		$ 2,654,220									10,000,000
Sell CNY / Buy JPY [member]
Notional amount				981,383	60,800						¥ 1,443,259	¥ 86,623
Sell CNY / Buy JPY [member] | Top of range [member]
Derivative Financial Instrument Maturity date	2019-01
Sell CNY / Buy JPY [member] | Bottom of range [member]
Derivative Financial Instrument Maturity date	2019-02	2018-04
Sell USD / Buy SGD [member]
Derivative Financial Instrument Maturity date	2019-01	2018-01
Notional amount			5,793						$ 7,940	$ 5,480						$ 7,366
Sell NTD / Buy JPY [Member]
Notional amount	$ 2,054,260			¥ 7,400,000
Sell NTD / Buy JPY [Member] | Top of range [member]
Derivative Financial Instrument Maturity date	2019-01
Sell NTD / Buy JPY [Member] | Bottom of range [member]
Derivative Financial Instrument Maturity date	2019-03
Sell EUR / Buy USD [Member]
Derivative Financial Instrument Maturity date	2019-01
Notional amount			32,441			€ 28,500
Sell CNY / Buy USD [Member]
Notional amount			$ 124,000		¥ 853,328
Sell CNY / Buy USD [Member] | Top of range [member]
Derivative Financial Instrument Maturity date	2019-01
Sell CNY / Buy USD [Member] | Bottom of range [member]
Derivative Financial Instrument Maturity date	2019-02